Finance Expense - Summary of Finance Cost (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest expense arising on:
financial liabilities at amortised cost	£ (698)	£ (671)	£ (655)
derivatives at fair value through profit or loss	(22)	(30)	(64)
Fair value movements on other derivatives at fair value through profit or loss	(4)	(3)	(6)
Reclassification of cash flow hedge from other comprehensive income		(1)	(2)
Unwinding of discounts on provisions	(16)	(16)	(16)
Other finance expense	6	(15)	(14)
Finance Costs	£ (734)	£ (736)	£ (757)